(LOSS) PER SHARE (Tables)	3 Months Ended
Jun. 30, 2021
Profit or loss [abstract]
Schedule of basic and diluted EPS calculations

	Three Months Ended June 30,
	2021	2020

Numerator (in 000’$)
Net loss attributable to owners of the Company	$(3,066)	$(696)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	12,213	11,104
Basic and diluted (loss) per share (Actual)	$(0.25)	$(0.06)

Schedule of Anti-Dilutive effect on Loss Per Share

	As of June 30,
	2021	2020
Stock options	868,000	2,980
Restricted stock units	243,000	–
Warrants	49,701	–